SHORT-TERM BORROWINGS (Details)	Dec. 31, 2019 CNY (¥)
SHORT-TERM BORROWINGS
Short-term borrowings	¥ 117,526,089
Long-term borrowings due within one year	31,624,560
Less: borrowing classified as held for sale	(31,624,560)
Pledged Loan
SHORT-TERM BORROWINGS
Short-term borrowings	82,645,089
Interest-free loan
SHORT-TERM BORROWINGS
Short-term borrowings	¥ 34,881,000